NOTE 26 - Operating segments: Schedule of Entity wide disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Israel
Revenues	$ 2,177	$ 1,813
North America
Revenues	23,011	10,859
Entity-wide
Revenues	$ 25,188	$ 12,672